Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 812,000
Previously Paid Amount	0.00
Total Fee Amount	112.14
Total Offset Amount	0.00
Net Fee	112.14
Narrative - Max Aggregate Offering Price	$ 812,000
Final Prospectus	true